FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

The Company measures its convertible debt at fair value on a recurring basis. Convertible debt is classified within Level 1, since this liability is valued using quoted market price in an active market (see Note 9).